Operating Segments - Revenue and Non-current Assets by Geographic Area (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	₩ 77,056,549	₩ 85,003,616	₩ 76,009,201
Non-current assets	41,537,326	37,693,677
Domestic [member]
Disclosure of geographical areas [line items]
Non-current assets	31,585,233	28,623,582
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets	132,229	139,636
China [member]
Disclosure of geographical areas [line items]
Non-current assets	1,222,358	1,199,461
Asia-other [member]
Disclosure of geographical areas [line items]
Non-current assets	4,521,857	4,768,410
North America [member]
Disclosure of geographical areas [line items]
Non-current assets	526,654	323,543
Other countries [member]
Disclosure of geographical areas [line items]
Non-current assets	3,548,995	2,639,045
External customers [member]
Disclosure of geographical areas [line items]
Revenue	(70,648)	253,412	(323,144)
Reportable segments [member]
Disclosure of geographical areas [line items]
Revenue	127,080,006	141,108,702	123,039,762
Reportable segments [member] | External customers [member]
Disclosure of geographical areas [line items]
Revenue	77,127,197	84,750,204	76,332,345
Reportable segments [member] | External customers [member] | Domestic [member]
Disclosure of geographical areas [line items]
Revenue	50,658,510	54,519,647	49,732,699
Reportable segments [member] | External customers [member] | Japan [member]
Disclosure of geographical areas [line items]
Revenue	2,691,788	2,651,584	2,200,855
Reportable segments [member] | External customers [member] | China [member]
Disclosure of geographical areas [line items]
Revenue	6,152,191	7,430,619	7,146,695
Reportable segments [member] | External customers [member] | Asia-other [member]
Disclosure of geographical areas [line items]
Revenue	10,710,029	12,614,612	11,425,513
Reportable segments [member] | External customers [member] | North America [member]
Disclosure of geographical areas [line items]
Revenue	2,095,705	2,413,054	2,083,309
Reportable segments [member] | External customers [member] | Other countries [member]
Disclosure of geographical areas [line items]
Revenue	₩ 4,818,974	₩ 5,120,688	₩ 3,743,274